Supplement to the
Fidelity® Disruptive Automation ETF, Fidelity® Disruptive Communications ETF, Fidelity® Disruptive Finance ETF, Fidelity® Disruptive Medicine ETF, Fidelity® Disruptive Technology ETF, and Fidelity® Disruptors ETF
September 29, 2023
Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of each fund.

DRA-PSTK-0224-101 1.9910215.101	February 12, 2024
Supplement to the
Fidelity® Disruptive Automation ETF, Fidelity® Disruptive Communications ETF, Fidelity® Disruptive Finance ETF, Fidelity® Disruptive Medicine ETF, Fidelity® Disruptive Technology ETF, and Fidelity® Disruptors ETF
September 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of each fund.

DRA-SSTK-0224-100-1.9911973.100	February 12, 2024